UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number   811-21332
                                                    -------------------
                           RMK High Income Fund, Inc.
        --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
   ----------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                         ----------------

                              Allen B. Morgan, Jr.
                              Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
             -----------------------------------------------------
                    (Name and address of agent for service)

                                 with copies to

                             Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Ave., N.W.
                          Washington, D.C. 20036-1800

                    Date of fiscal year end: March 31, 2005
                                            ---------------
                  Date of reporting period: September 30, 2004
                                            ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

Semi-AnnualReport
September 30, 2004

RMK High Income Fund,Inc.




                               TABLE OF CONTENTS


                Letter to Shareholders               Pages 2-3

                Portfolio Summary                    Pages 4

                Portfolio of Investments             Pages 5-13

                Statement of Assets and Liabilities  Page 14

                Statement of Operations              Page 15

                Statement of Changes in Net Assets   Page 16

                Statement of Cash Flows              Page 17

                Notes to Financial Statements        Pages 18-22

                Financial Highlights                 Page 23

                Board of Directors and Officers      Pages 24-28

                Dividend Reinvestment Plan           Page 29-30

                Privacy Notice                       Page 31

                Proxy Voting Policies and Procedures Page 31

                Regions Morgan Keegan Fund Complex   Page 32

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund's shares may be less than what you paid for it. Accordingly, you can lose money investing in the fund.

NOT FDIC INSURED               MAY LOSE VALUE                  NO BANK GUARANTEE

                          RMK HIGH INCOME FUND, INC.
                            Letter to Shareholders

Dear Fellow Shareholders:

During the first half of RMK High Income Fund, Inc.'s fiscal year 2005, which ended September 30, 2004, returns were positive across all high-yield sectors, with strength emanating from the more distressed credits. However, higher rated credits had better returns during the last three months due to a decline in interest rates after reaching two-year highs during the summer. The spread between the Lehman Brothers U.S. Corporate High Yield Index and the Lehman Brothers U.S. Treasury Index stood at 4.36% at the end of September 2004, down from 4.64% at the end of March 2004. The Lehman Brothers U.S. Corporate High Yield Index shows that the average high-yield bond returned 3.84% for the six month period ended September 30, 2004. Lower credit quality issues, such as Caa, returned 5.5%, while Lehman Ba U.S. High Yield Index returned 2.87%. Lower credit quality sectors continue to show strength as investors search for yield and return opportunities despite narrowing spreads versus Treasuries. Consequently, non-investment grade corporate bonds may become more sensitive to interest rates as perceived credit quality improves and absolute yields drop.

For the first half of fiscal year 2005, the fund returned 9.43% while maintaining a 300+ basis point current-yield advantage over the Lehman Ba U.S. High Yield Index. Additionally, the fund outperformed the Lehman Ba U.S. High Yield Index return of 2.87% during the same period. Furthermore, the fund paid $0.83 in dividends per share during the first half of fiscal year 2005. Finally, the fund has benefited from both an increase in its net asset value and an increase in its premium from 9.17% to 10.05%. As a testament to the demand for the fund's shares and the market's general demand for assets with above average yields, the fund's shares traded at an average premium of 7.03% during the period, ranging from a low of 0.07% to high of 12.10%.

The fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The fund employs leverage on the whole portfolio rather than specific positions; therefore, because the fund had a positive return for the first half of fiscal year 2005, the leverage was beneficial to shareholders.

Given the dramatic recovery in the high-yield corporate universe over the past two years, we are more excited about the relative value in the structured finance universe. We attribute the fund's performance to an adherence to value investing, as well as an overweight allocation to structured finance issues, which tend to be less volatile than corporate investment grade issues. While we will take advantage of opportunities in the high-yield corporate sector, we believe

                          RMK HIGH INCOME FUND, INC.
                            Letter to Shareholders

that the better risk-adjusted returns can be found in some of the more off-the-run structural finance issues and the commercial mortgage backed sector. We continue to believe that a significant advantage of the fund is its diversity among many different asset sectors that provide stability and income beyond the performance of a single sector.

We are extremely pleased with the performance of the fund. Thank you for investing with us and for helping to make this endeavor a success.

Sincerely,


            /s/ Carter Anthony                  /s/ James Kelsoe
            -----------------------------       ---------------------------
            Carter E. Anthony, CFA              James C. Kelsoe, Jr., CFA
            President                           Portfolio Manager
            Morgan Asset Management, Inc.       RMK High Income Fund, Inc.

November 15, 2004


PORTFOLIO PERFORMANCE

Total Returns as of September 30, 2004

                           Market Net Asset
                           Value    Value
6 months                    9.43%   8.20%
1 year                     29.02%  22.58%
Since inception (6/24/03)* 23.90%  19.12%

 * Average annual total returns.

   Past Performance is not indicative of future results. Investment return and market value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

   Total return performance calculations assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the closing common share market price (excluding any sales loads) or net asset value at the end of the period.

                          RMK HIGH INCOME FUND, INC.
                               Portfolio Summary
                              September 30, 2004


TOP 5 LARGEST HOLDINGS

Enterprise Mortgage 2000-1 A2      3.6%
GMAC Commercial Mortgage 1998-C1 F 3.5%
GMAC Commercial Mortgage 1997-C2 F 3.1%
Enterprise Mortgage 1998-1 A2      3.1%
Atherton Franchisee 1999-A A2      2.9%

ASSET ALLOCATION

Franchise Loans                        30.2%
Collateralized Obligations             21.1%
Commercial Mortgage-Backed Securities  21.0%
Home Equity Loans                      17.2%
Corporate Bonds                        16.4%
Manufactured Housing Loans             11.9%
Common Stock                            8.1%
Equipment Leases                        3.0%
Cash                                    2.1%
Other Assets and Liabilities          (31.0%)

RATINGS ALLOCATION

AAA           5.9%
AA            0.5%
A             5.3%
BBB          17.2%
BB           17.4%
B            27.4%
CCC or Below 17.8%
Non-Rated     8.5%

   The ratings allocation is based on the percentage of fixed income securities.

The preceding data in the Portfolio Summary is dated as of September 30, 2004. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results.


                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                     S & P
 Amount/                                     Rating                  Market
 Shares    Description                     (Unaudited)    Cost      Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 29.9% OF NET ASSETS

           Collateralized Bond Obligation - 4.8%
 2,000,000 Conseco Funding 1A B,
           7.18% 2/28/15                      BBB      $ 1,770,964 $ 1,820,000
 3,440,000 E-Trade 2003-1A PSC,
           11.50% 8/7/33 (a)                  BBB-       3,440,000   3,646,400
 7,100,000 North Street 2000-2A B,
           2.17% 10/30/11 (a)                 A-         3,537,844   4,402,000
 5,000,000 Silver Leaf IA D1FX,
           11.54% 5/15/13 (a)                 BBB        4,999,796   5,225,000
                                                       ----------- -----------
                                                       $13,748,604 $15,093,400
                                                       ----------- -----------

           Commercial Loans - 3.5%
11,000,000 GMAC Commercial Mortgage
           1998-C1 F, 7.096% 5/15/30          BBB-      10,809,297  10,923,110

           Franchise Loans - 10.6%
 2,000,000 ACLC Business Trust 1998-2 A3,
           6.686% 4/15/20 (a)                 AA         1,842,067   2,024,352
11,000,000 Atherton Franchisee 1999-A A2,
           7.23% 4/15/12 (a)                  A+         8,764,109   9,089,531
           Atherton Franchisee 1999-A AX,
           1.254% 3/15/19 interest-only
           strips (a)                         A+           958,554     827,470
           CNL Funding 1998-1,
           1.935% 9/18/12 interest-only
           strips (a)                         AAA        3,177,219   3,206,418
 3,548,000 Falcon Franchise Loan 2003-1 D,
           7.836% 1/5/25 (a)                  BBB-       3,267,889   3,176,595
 6,000,000 FMAC Loan Trust 1997-C A,
           6.75% 12/15/19 (a)                 BBB        2,504,594   2,697,402
 7,000,000 FMAC Loan Trust 1998-CA A2,
           6.66% 1/15/12 (a)                  BBB        5,030,324   5,847,631
           FMAC Loan Trust 1998-CA AX,
           1.796% 9/15/18 interest-only
           strips (a)                         AAA        3,717,161   4,232,695
           United Capital Markets, Inc.
           2003-A NOTE, 2.30% 11/8/27
           interest only strips (a)           AAA        1,837,456   2,184,745
                                                       ----------- -----------
                                                       $31,099,373 $33,286,840
                                                       ----------- -----------

           Home Equity Loans (Non-High Loan-To-Value) - 6.8%
 6,000,000 Ace Securities 2004-OP1 B,
           4.60% 4/25/34                      BB         4,909,530   4,892,940
 2,000,000 Ameriquest Mortgage 2003-8
           MV6, 4.87% 10/25/33                BBB-       1,683,720   1,814,174

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)


Principal                                     S & P
 Amount/                                     Rating                  Market
 Shares    Description                     (Unaudited)    Cost      Value (b)

 3,000,000 Amresco Residential Securities
           1999-1 B, 5.09% 11/25/29         BBB        $ 1,650,212 $ 1,648,374
 2,000,000 Argent Securities 2004-W8 M10,
           4.60% 5/25/34                    BBB-         1,568,511   1,562,820
11,700,000 Delta Funding Home Equity
           1997-2 B3, 7.80% 6/25/27         BBB          1,692,239   1,719,795
 3,500,000 Delta Funding Home Equity
           1999-3 B, 7.60% 1/15/30          BBB-         1,598,379   1,666,388
 3,000,000 Delta Funding Home Equity
           2000-1 B, 8.09% 5/15/30          BBB-         2,647,756   2,801,730
 4,000,000 Long Beach Mortgage 2004-4
           M10, 4.615% 10/25/34 (a)         BBB+         3,680,669   3,680,000
 2,000,000 Park Place Securities 2004-MCW1
           M10, 4.258% 10/25/34 (a)         BBB-         1,540,419   1,540,000
                                                       ----------- -----------
                                                       $20,971,434 $21,326,221
                                                       ----------- -----------

           Manufactured Housing Loans - 3.4%
 1,000,000 BankAmerica Manufactured
           Housing 1998-1 B1,
           7.81% 8/10/25                    BBB            500,721     575,000
 5,000,000 Green Tree Financial 1996-9 M1,
           7.63% 1/15/28                    BBB+         4,394,839   4,386,325
 8,000,000 Greenpoint Manufactured Housing
           1999-5 M2, 9.23% 12/15/29        A            5,784,574   5,840,000
                                                       ----------- -----------
                                                       $10,680,134 $10,801,325
                                                       ----------- -----------

           Certificate-Backed Obligations - 0.8%
 2,500,000 MM Community Funding,
           4.25% 8/1/31 (a)                 BBB          2,478,678   2,525,000
                                                       ----------- -----------
Total Asset Backed Securities - Investment Grade       $89,787,521 $93,955,896
                                                       ----------- -----------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 66.4% OF
NET ASSETS

           Auto Loans - 0.8%
 2,865,000 Union Acceptance Corp 2001-A C,
           10.00% 4/8/09 (a)                Non-Rated    2,503,970   2,341,450

           Collateralized Bond Obligation - 2.0%
 1,000,000 MCPA2 1998-PA B2,
           7.00% 6/23/10 (a)                CCC-           850,976     840,000
 5,000,000 Travelers Funding 1A B,
           6.90% 2/18/14 (a)                BB-          3,811,041   3,750,000
 1,700,000 US Capital Funding I, Zero
           Coupon Bond 5/1/34               Non-Rated    1,700,000   1,700,000
                                                       ----------- -----------
                                                       $ 6,362,017 $ 6,290,000
                                                       ----------- -----------

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                      S & P
 Amount/                                      Rating                  Market
 Shares    Description                      (Unaudited)    Cost      Value (b)

           Collateralized Loan Obligation - 0.3%
 1,000,000 US Capital Funding II B-1, Zero
           Coupon Bond 8/1/34 (a)(d)         Non-Rated  $ 1,000,000 $ 1,000,000

           Commercial Loans - 17.5%
 7,000,000 Asset Securitization 1997-D4 B2,
           7.525% 4/14/29                    BB-          5,532,042   5,839,820
 2,000,000 Chase Commercial Mortgage
           2000-2 H, 6.65% 7/15/32 (a)       BB           1,806,896   1,801,902
 1,500,000 CS First Boston Mortgage
           1995-WF1 G, 8.488% 12/21/27 (a)   Non-Rated    1,500,000   1,499,610
 5,000,000 CS First Boston Mortgage 1997-C2
           F, 7.46% 1/17/35                  BB           4,449,119   4,665,650
 4,000,000 CS First Boston Mortgage 1998-C2
           H, 6.75% 11/11/30 (a)             B            2,637,243   2,713,200
 3,000,000 DLJ Commercial Mortgage 2000-
           CPK1 B4, 6.527% 11/10/33 (a)      BB+          2,229,825   2,323,800
 2,568,000 First Union NB-Bank of America
           Mortgage 2001-C1 K,
           6.00% 3/15/33 (a)                 BB+          2,136,376   2,405,489
14,271,000 GMAC Commercial Mortgage
           1997-C2 F, 6.75% 4/15/29          B            9,554,488   9,845,577
 3,000,000 GMAC Commercial Mortgage
           1999-C3 G, 6.974% 8/15/36 (a)     B+           2,382,680   2,511,390
 3,000,000 GMAC Commercial Mortgage
           2000-C1 H, 7.00% 3/15/33 (a)      BB           2,695,143   2,725,950
 2,000,000 GS Mortgage 1998-C1 F,
           6.00% 10/18/30 (a)                BB-          1,728,953   1,734,520
 2,500,000 JP Morgan Commercial Mortgage
           1999-C8 H, 6.00% 7/15/31 (a)      B-           1,637,659   1,773,275
 4,000,000 LB Commercial Mortgage
           1998-C4 J, 5.60% 10/15/35 (a)     B+           2,095,769   2,400,404
 5,000,000 Merrill Lynch Mortgage 1997-C1
           F, 7.12% 6/18/29                  B            4,002,244   4,113,700
 5,000,000 Salomon Brothers Mortgage
           2000-C2 H, 6.308% 7/18/33 (a)     BB+          4,124,707   4,460,400
 5,000,000 Salomon Brothers Mortgage
           2000-C3 H, 7.00% 12/18/33 (a)     BB+          4,165,763   4,267,050
                                                        ----------- -----------
                                                        $52,678,905 $55,081,737
                                                        ----------- -----------

           Equipment Leases - 3.0%
10,000,000 Pegasus Aviation Lease 1999-1A
           A2, 6.30% 3/25/29 (a)             CCC+         5,492,844   4,496,620
 3,000,000 Pegasus Aviation Lease 2000-1
           A2, 8.37% 3/25/30 (a)             B-           1,819,765   1,911,231
 6,000,000 Pegasus Aviation Lease 2001-1A
           B2, 7.27% 5/10/31 (a)             B-           2,652,529   2,908,327
                                                        ----------- -----------
                                                        $ 9,965,137 $ 9,316,178
                                                        ----------- -----------

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                     S & P
 Amount/                                     Rating                  Market
 Shares    Description                     (Unaudited)    Cost      Value (b)

           Franchise Loans - 19.6%
10,000,000 Enterprise Mortgage 1998-1 A2,
           6.38% 1/15/25 (a)                   B       $ 8,890,985 $ 9,601,050
12,000,000 Enterprise Mortgage 1998-1 A3,
           6.63% 1/15/25 (a)                   B         6,602,859   7,200,000
           Enterprise Mortgage 1998-1,
           1.349% 1/15/25 interest-only
           strips (a)                          B         2,052,576   2,040,617
 5,000,000 Enterprise Mortgage 1999-1 A2,
           6.90% 10/15/25 (a)                  CCC       1,648,572   1,550,000
13,155,000 Enterprise Mortgage 2000-1 A1,
           7.712% 1/15/27 (a)                  B-        6,434,033   5,830,854
19,800,000 Enterprise Mortgage 2000-1 A2,
           8.21% 1/15/27 (a)                   B-       10,847,232  11,242,273
 1,500,000 Falcon Franchise Loan 1999-1 E,
           6.50% 1/5/14                        BB        1,189,559   1,230,480
 2,000,000 Falcon Franchise Loan 2000-1 E,
           6.50% 4/5/16 (a)                    BB        1,465,304   1,442,960
 1,000,000 Falcon Franchise Loan 2001-1 F,
           6.50% 1/5/23                        B           669,824     672,560
 8,708,500 FMAC Loan Trust 1996-B A1,
           7.629% 11/15/18 (a)                 DDD       3,303,664   3,350,333
14,882,900 FMAC Loan Trust 1996-B A2,
           2.10% 11/15/18 (a)                  DDD       3,309,364   3,355,330
18,500,000 FMAC Loan Trust 1997-B A,
           6.85% 9/15/19 (a)                   B         4,402,908   5,137,443
 4,350,188 FMAC Loan Trust 1998-A A3,
           6.69% 9/15/20 (a)                   BB        2,894,802   2,949,332
 9,000,000 FMAC Loan Trust 1998-BA A2,
           6.74% 11/15/20 (a)                  B         5,929,978   6,078,100
                                                       ----------- -----------
                                                       $59,641,660 $61,681,333
                                                       ----------- -----------

           Home Equity Loans (Non-High Loan-To-Value) - 10.4%
 2,500,000 Ace Securities 2004-FM1 B1A,
           4.59% 8/25/33                       BB        1,989,066   1,977,200
 5,000,000 Conseco Finance 2000-D B2,
           11.30% 4/15/26                      CCC       4,336,276   4,350,000
 3,060,000 Conseco Finance 2001-A IB2,
           10.30% 3/15/32                      BB+       1,167,577   1,256,214
 2,000,000 Equifirst Mortgage 2004-2 B1,
           4.74% 7/25/34 (a)                   BB+       1,636,189   1,633,760
 3,000,000 First Franklin Mortgage 2004-
           FFH2 B2, 4.50% 6/25/34 (a)          BB        2,420,021   2,415,000
 2,500,000 First Franklin Mortgage 2004-
           FFH3 B1, 5.10% 9/15/34 (a)          BB+       2,066,259   2,065,625
10,000,000 IMC Home Equity 1997-3 B,
           7.87% 8/20/28                       CC        1,080,508   1,189,763

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                     S & P
 Amount/                                     Rating                  Market
 Shares    Description                     (Unaudited)    Cost      Value (b)

15,000,000 IMC Home Equity 1997-5 B,
           7.59% 11/20/28                   D          $ 2,446,497 $ 2,605,630
 5,000,000 Long Beach Holdings 2003-3 N2,
           10.00% 7/25/33 (a)               BB           3,754,328   4,625,000
 4,190,000 Long Beach Mortgage 2004-2 B,
           4.50% 6/25/34 (a)                BB+          3,361,782   3,350,324
 3,000,000 Meritage Mortgage 2004-2 B1,
           4.829% 1/25/35 (a)               Non-Rated    2,418,563   2,415,930
 2,000,000 Meritage Mortgage 2004-2 B2,
           4.829% 1/25/34 (a)               Non-Rated    1,562,289   1,560,320
 2,000,000 Sail Net 2004-5A B,
           7.00% 6/25/34 (a)                BBB          1,720,121   1,719,777
 1,830,000 Terwin Mortgage Trust 2004-16SL
           B3, 6.00% 9/25/34                BB           1,499,977   1,499,941
                                                       ----------- -----------
                                                       $31,459,451 $32,664,485
                                                       ----------- -----------

           Manufactured Housing Loans - 8.5%
 5,000,000 Conseco Finance 2000-6 M1,
           7.72% 9/1/32                     CCC          2,692,334   2,550,000
 4,000,000 Conseco Finance 2001-1 M1,
           7.535% 7/1/32                    CCC          1,739,087   1,400,000
18,000,000 Green Tree Financial 1994-1 B2,
           Zero Coupon Bond 4/15/19 (d)     CC           4,920,790   4,734,720
 2,000,000 Green Tree Financial 1996-4 M1,
           7.75% 6/15/27                    BB             967,638   1,127,568
 4,000,000 Green Tree Financial 1997-3 M1,
           7.53 % 3/15/28                   B            2,881,565   2,895,026
 2,000,000 Green Tree Financial 1997-8 M1,
           7.02% 10/15/27                   B+           1,299,216   1,352,500
 3,000,000 Green Tree Financial 1999-4 M1,
           7.60% 5/1/31                     CCC          1,964,643   2,021,250
 6,000,000 Green Tree Financial 1999-5 M1,
           8.05% 3/1/30                     CCC          1,569,190   1,516,560
21,505,000 Madison Avenue Manufactured
           Housing 2002-A B2,
           4.37% 3/25/32                    B+           7,561,688   7,741,800
 2,000,000 Merit Securities 12-1 1M2,
           8.35% 7/28/33                    CC           1,542,111   1,286,980
                                                       ----------- -----------
                                                       $27,138,261 $26,626,404
                                                       ----------- -----------

           Certificate-Backed Obligations - 4.0%
 2,500,000 INCAPS Funding II 2003-2A SIN,
           Zero Coupon Bond 1/15/34 (a)     Non-Rated    2,365,958   2,362,500
 1,000,000 MM Community Funding II,
           3.50% 12/15/31                   Non-Rated      937,763     937,500
 3,000,000 MM Community Funding,
           10.00% 5/1/33                    Non-Rated    2,912,404   2,910,000

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                      S & P
 Amount/                                      Rating                   Market
 Shares   Description                       (Unaudited)     Cost      Value (b)
2,000,000 Preferred Term Securities III,
          Zero Coupon Bond 11/5/33           Non-Rated  $  1,900,527 $  1,976,400
1,500,000 Preferred Term Securities IV,
          Zero Coupon Bond 6/24/34           Non-Rated     1,500,000    1,500,000
  735,981 Preferred Term Securities X, Zero
          Coupon Bond 7/3/33 (a)             Non-Rated       725,657      713,902
1,000,000 Preferred Term Securities XV,
          Zero Coupon Bond 9/26/34           Non-Rated     1,000,000    1,000,000
1,316,750 TPREF Funding III,
          11.00% 1/15/33 (a)                 Non-Rated     1,285,670    1,290,415
                                                        ------------ ------------
                                                        $ 12,627,979 $ 12,690,717
                                                        ------------ ------------

          Recreational Equipment -  0.3%
4,000,000 Green Tree Recreational
          Equipment 1996-B CTFS,
          7.70% 7/15/18                      CCC-          1,044,495    1,039,363
                                                        ------------ ------------
Total Asset Backed Securities - Non-Investment Grade    $204,421,876 $208,731,666
                                                        ------------ ------------

CORPORATE BONDS - INVESTMENT GRADE - 0.8% OF NET ASSETS
          Tele Norte Leste,
          8.00% Bond 12/18/13 (a)(e)         BBB-          2,285,690    2,425,000

CORPORATE BONDS - NON-INVESTMENT GRADE - 15.6% OF
NET ASSETS

          Basic Materials - 1.4%
1,000,000 Foamex L.P.,
          9.875% Bond 6/15/07                CCC+            837,641      867,240
1,000,000 Foamex L.P.,
          10.75% Bond 4/1/09                 B-              957,043      940,000
2,500,000 Resolution Performance,
          13.50% Bond 11/15/10               CCC           2,286,493    2,425,000
                                                        ------------ ------------
                                                        $  4,081,177 $  4,232,240
                                                        ------------ ------------

          Electronics - 1.3%
2,000,000 Knowles Electronics,
          13.125% Bond 10/15/09              CCC-          1,895,093    2,105,000
2,000,000 Xerox Capital Trust I,
          8.00% Bond 2/1/27                  B-            2,000,000    1,910,520
                                                        ------------ ------------
                                                        $  3,895,093 $  4,015,520
                                                        ------------ ------------

          Energy - 0.9%
3,000,000 United Refining,
          10.50% Bond 8/15/12 (a)            B-            2,960,681    2,947,500

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                       S & P
 Amount/                                       Rating                  Market
 Shares   Description                        (Unaudited)    Cost      Value (b)

          Finance - 0.3%
1,000,000 Labranche,
          9.50% Bond 5/15/09 (a)              B          $ 1,002,500 $ 1,002,500

          Food & Agriculture - 0.1%
  500,000 New World Pasta,
          9.25% Bond 2/15/09                  Non-Rated      133,598      60,000

          Health Care - 0.3%
1,000,000 Team Health,
          9.00% Bond 4/1/12 (a)               B-             944,379     995,000

          Manufacturing - 4.9%
2,000,000 Consolidated Container,
          10.125% Bond 7/15/09                CCC          1,861,951   1,900,000
3,000,000 Intermet, 9.75% Bond 6/15/09        D            2,593,789   1,200,000
1,500,000 Milacron Escrow,
          11.50% Bond 5/15/11 (a)             CCC+         1,506,136   1,590,000
3,000,000 MMI Products,
          11.25% Bond 4/15/07                 CCC          3,024,775   3,030,000
5,000,000 US Can, 12.375% Bond 10/1/10        CCC+         4,454,619   4,600,000
3,500,000 VITRO SA,
          11.75% Bond 11/1/13 (a)(e)          B-           3,469,778   3,246,250
                                                         ----------- -----------
                                                         $16,911,049 $15,566,250
                                                         ----------- -----------

          Telecommunications - 5.8%
2,400,000 BARAK I.T.C.,
          12.50% Bond 11/15/07 (e)            B-           1,840,161   1,368,000
2,000,000 Call-Net Enterprises,
          10.625% Bond 12/31/08 (e)           B            1,971,544   1,975,000
4,000,000 Charter, 10.00% Bond 5/15/11        CCC-         3,396,154   3,080,000
1,500,000 Cincinnati Bell,
          8.375% Bond 1/15/14                 B-           1,335,905   1,334,130
1,500,000 Level 3 Communications,
          10.50% Bond 12/1/08                 CC           1,493,621   1,110,000
4,100,000 Level 3 Financing,
          10.75% Bond 10/15/11 (a)            CCC-         3,544,236   3,567,000
1,500,000 MasTec, 7.75% Bond 2/1/08           B            1,392,798   1,356,750
2,000,000 Rural Cellular, 9.75% Bond 1/15/10  CCC          1,807,178   1,800,820
2,055,000 Time Warner, 10.125% Bond 2/1/11    CCC+         1,899,956   1,772,438
1,000,000 Time Warner, 9.75% Bond 7/15/08     CCC+           947,766     990,000
                                                         ----------- -----------
                                                         $19,629,317 $18,354,138
                                                         ----------- -----------

          Transportation - 0.6%
          Greyhound Lines,
          11.50% Bond 4/15/07                 CC           1,966,697   2,005,000
                                                         ----------- -----------
Total Corporate Bonds - Non-Investment Grade             $51,524,492 $49,178,148
                                                         ----------- -----------

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                         S & P
 Amount/                                         Rating                  Market
 Shares   Description                          (Unaudited)    Cost      Value (b)

MORTGAGE BACKED SECURITIES - 9.2% OF NET ASSETS

          Collateralized Mortgage Obligation - 9.2%
8,000,000 Diversified Asset Securitization 1A
          A1, 7.875% 9/15/35                    AAA        $ 7,901,906 $ 7,902,826
          GNMA 2003-59 XA,
          0.304% 6/16/34 interest-only
          strips (c)                            Non-Rated    3,850,912   3,968,146
          GNMA 2003-64 XA,
          0.496% 8/16/43 interest-only
          strips (c)                            Non-Rated    5,544,349   5,219,953
          Harborview Mortgage 2003-2 1X,
          2.115% 10/19/33 interest-only strips  AAA          2,071,030   2,120,424
2,000,000 Inner Harbor 2001-1A B2,
          11.19% 6/15/13 (a)                    BB           2,009,323   2,015,000
          Mellon Residential 2002-TBC2 X,
          1.101% 8/15/32 interest-only strips   AAA          2,170,693   3,014,928
2,167,000 Structured Asset 2003-BC1 B2,
          9.00% 5/25/32                         BBB-         2,115,077   2,270,788
5,000,000 Structured Asset 2003-S A,
          7.50% 12/28/33 (a)                    BBB          2,339,057   2,338,449
                                                           ----------- -----------
                                                           $28,002,345 $28,850,516
                                                           ----------- -----------
Total Mortgage Backed Securities                           $28,002,345 $28,850,516
                                                           ----------- -----------

COMMON STOCKS - 8.1% OF NET ASSETS
    6,400 AMB Property Corporation                             178,999     236,928
   86,500 American Capital Strategies, Ltd.                  2,309,453   2,710,910
   27,700 Andrx Corporation (d)                                526,931     619,372
   52,000 Anthracite Capital, Inc.                             566,009     578,240
   67,100 AU Optronics Corporation                             937,358     840,092
      600 AutoZone, Inc. (d)                                    50,730      46,350
   24,500 Bank of America Corporation                          986,712   1,061,585
    1,600 BP Prudhoe Bay Royalty Trust                          62,940      63,200
  210,400 Cincinnati Bell Inc. (d)                           1,040,202     734,296
   14,100 CVS Corporation                                      515,853     594,033
    3,600 Devon Energy Corporation                             259,380     255,636
    8,300 Exxon Mobil Corporation                              398,497     401,139
  129,450 General Cable Corporation                          1,009,336   1,377,348
   16,600 Harley-Davidson, Inc.                                762,014     986,704
    9,800 Kerr-McGee Corporation                               478,513     561,050
  123,700 KFx Inc. (d)                                         894,699     953,727
    1,900 Kinder Morgan Energy Partners, L.P.                   87,925      88,996
   12,700 L-3 Communications Holdings, Inc.                    583,195     850,900
   44,800 Limited Brands, Inc.                                 779,012     998,592
    4,800 Magellan Midstream Partners, L.P.                    260,110     263,904
    4,000 Magyar Tavkozlesi Rt.                                 78,190      81,760

                          RMK HIGH INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                   S & P
 Amount/                                   Rating                    Market
 Shares   Description                    (Unaudited)     Cost       Value (b)

  73,800  MCG Capital Corporation                    $  1,242,000 $   1,281,168
  31,000  Microsoft Corporation                           799,552       857,150
   7,000  Oceaneering International,
          Inc. (d)                                        258,222       257,880
  25,000  OmniVision Technologies, Inc.                   273,590       353,750
   3,700  Petroleo Brasileiro S.A.                        131,575       130,425
  14,500  Regal Entertainment Group                       274,200       276,950
  22,000  SanDisk Corporation (d)                         479,248       640,640
 184,000  Sanmina-SCI Corporation                       1,984,933     1,297,200
  10,000  Storage Technology Corporation                  240,311       252,600
  38,100  Technology Investment Capital
          Corporation (d)                                 574,525       533,019
  15,400  The Black & Decker Corporation                  708,697     1,192,576
  19,800  The Home Depot, Inc.                            702,160       776,160
  10,500  Tsakos Energy Navigation
          Limited                                         368,145       369,075
  45,200  UTStarcom, Inc. (d)                             940,144       728,172
     700  Valero L.P.                                      38,700        38,997
   5,000  Wal-Mart Stores, Inc.                           259,000       266,000
   9,600  Wells Fargo & Company                           511,265       572,448
  16,600  XL Capital Ltd.                               1,304,329     1,228,234
                                                     ------------ -------------
Total Common Stocks                                  $ 23,856,654 $  25,357,206
                                                     ------------ -------------

EURODOLLAR TIME DEPOSITS - 2.1% OF NET ASSETS
          State Street Bank & Trust
          Company Eurodollar time
          deposits dated September 30,
          2004, 1.25%, maturing at
          $6,690,232 on October 1, 2004              $  6,690,000 $   6,690,000
                                                     ------------ -------------
Total Investments - 132.1% of Net Assets             $406,568,578 $ 415,188,432
                                                     ------------ -------------
Other Assets and Liabilities, net - (32.1%) of Net Assets          (100,919,854)
                                                                  =============
Net Assets                                                        $ 314,268,578
                                                                  =============
(a)These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities
   Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
(b)See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(d)These securities are non-income producing.
(e)These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

                          RMK HIGH INCOME FUND, INC.
                      Statement of Assets and Liabilities
                        September 30, 2004 (unaudited)

ASSETS:

  Investments, in securities as detailed in the accompanying
   schedules at market (cost $406,568,578)                          $415,188,432
  Cash on deposit with custodian                                          11,103
  Dividends and interest receivable                                    5,723,314
  Receivable for securities sold                                       1,114,121
  Other assets                                                            13,524
  Debt issue costs                                                        67,667
                                                                    ------------
   TOTAL ASSETS                                                      422,118,161

LIABILITIES:

  Demand loan payable to bank (Note 5)                               100,000,000
  Interest payable                                                       535,582
  Accrued expenses                                                         5,783
  Due to affiliates                                                      270,764
  Payable for securities purchased                                     7,037,045
  Deferred Interest Income                                                   409
                                                                    ------------
   TOTAL LIABILITIES                                                 107,849,583
                                                                    ------------
  NET ASSETS                                                        $314,268,578
                                                                    ============

NET ASSETS Consist of:

  Net unrealized appreciation of investments                           8,619,854
  Common stock, $.0001 par value (1,000,000,000 shares authorized)         1,999
  Paid-in capital                                                    286,866,263
  Undistributed net investment income (loss)                           5,164,556
  Accumulated net realized gain on investments                        13,615,906
                                                                    ------------
   NET ASSETS                                                       $314,268,578
                                                                    ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Common shares outstanding                                           19,993,506
  Net asset value per share                                               $15.72

See accompanying Notes to Financial Statements.

                          RMK HIGH INCOME FUND, INC.
                            Statement of Operations
            For the six months ended September 30, 2004 (unaudited)

      INVESTMENT INCOME:

        Interest                                             $24,279,977
        Dividends                                                478,813
                                                             -----------
      TOTAL INVESTMENT INCOME                                 24,758,790

      EXPENSES:

        Management fee                                         1,286,426
        Accounting fee                                           296,868
        Interest expense                                       1,046,581
        Debt issue expense                                       134,602
        Legal fees                                                47,876
        Audit fees                                                28,700
        Transfer agent fees                                       15,052
        Custodian fees                                             6,878
        Registration fees                                         23,725
        Directors fees                                            22,626
        Other                                                     17,943
                                                             -----------
      TOTAL EXPENSES                                           2,927,277

      NET INVESTMENT INCOME                                   21,831,513

      Realized and Unrealized Gains (Losses) on Investments:
        Change in unrealized depreciation                     (1,260,766)
        Net realized gain on securities                        3,621,735
                                                             -----------
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $24,192,482
                                                             ===========
See accompanying Notes to Financial Statements.

                          RMK HIGH INCOME FUND, INC.
                      Statement of Changes in Net Assets
For the six months ended September 30, 2004 (unaudited) and from June 24, 2003 to March 31, 2004

                                                                 For the        For the
                                                               Period Ended   Period Ended
                                                              September 30,    March 31,
                                                             2004 (unaudited)   2004(a)
Increase (decrease) in net assets from operations:

  Net investment income                                        $ 21,831,513   $ 21,389,038
  Unrealized appreciation (depreciation), net                    (1,260,766)     9,880,620
  Net realized gain from investment transactions                  3,621,735     11,000,226
                                                               ------------   ------------
Increase in Net Assets Resulting From Operations                 24,192,482     42,269,884
                                                               ------------   ------------

Distributions to Shareholders
  Distributions to shareholders from net investment income      (16,390,351)   (19,406,371)
  Distributions to shareholders in excess of net investment
   income                                                                 -              -
  Distributions to shareholders from net realized gain on
   investments                                                            -     (3,265,328)
                                                               ------------   ------------
Total Distribution to Shareholders                              (16,390,351)   (22,671,699)
                                                               ------------   ------------

Capital Share Transactions
  Proceeds from shares sold (18,933,400 shares)                           -    270,609,979

  Proceeds from sales of shares as a result of reinvested
   dividends (429,700 and 623,425 shares)                         6,694,753      9,463,527
                                                               ------------   ------------
Increase in Net Assets From Share Transactions                    6,694,753    280,073,506
                                                               ------------   ------------

Total Increase in Net Assets                                     14,496,884    299,671,691

NET ASSETS:
  Beginning of Period                                           299,771,694        100,003
                                                               ------------   ------------
  End of Period                                                $314,268,578   $299,771,694
                                                               ============   ============

--------
(a)For the period from June 24, 2003 (commencement of operations) to March 31, 2004.

See accompanying Notes to Financial Statements.

                          RMK HIGH INCOME FUND, INC.
                            Statement of Cash Flows
            For the six months ended September 30, 2004 (unaudited)

  Increase (Decrease) in Cash -
  Cash flows from operating activities
  Net increase in net assets from operations                   $  24,192,482

  Adjustments to reconcile net increase in net assets from
   operations to net cash used in operating activities
    Purchase of investment securities                           (155,455,341)
    Proceeds from disposition of investment securities           101,530,416
    Purchase of short-term investment securities, net               (881,746)
    Proceeds from principal payments                              17,514,829
    Change in unrealized appreciation on securities                1,260,766
    Amortization/accretion of premiums/discount on securities     (1,892,043)
    Net realized gain on investments                              (3,621,736)
    Net realized gain on principal payments                       (1,300,744)
    Amortization of debt issue costs                                 134,602
    Increase in dividends and interest receivable                    (94,708)
    Increase in receivables for securities purchased               1,828,808
    Increase in payables for securities purchased                  1,143,381
    Increase in interest payable                                     349,905
    Increase in accrued expenses                                     (41,848)
    Increase in due to affiliates                                     28,206
    Increase in deferred interest income                                 409
                                                               -------------
    Net cash used in operating activities                        (15,304,362)
                                                               -------------

  Cash flows from financing activities
    Increase in loan payable                                      25,000,000
    Cash distributions paid                                       (9,695,597)
                                                               -------------
    Net cash provided by financing activities                     15,304,403
                                                               -------------

  Net decrease in cash                                                    41
                                                               =============

  Cash
    Beginning balance                                                 11,062
    Ending balance                                             $      11,103
                                                               =============

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,694,753. Total cash paid for interest was $696,675.


See accompanying Notes to Financial Statements.

                          RMK HIGH INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)

Note 1: Summary of Significant Accounting Policies

RMK High Income Fund, Inc. ("the fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The fund's primary investment objective is to seek a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The ability of the issuers of the securities held by the fund to meet their obligations might be affected by economic developments in a specific industry, state, or region. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment-grade bonds that the fund's adviser, Morgan Asset Management, Inc., believes offer attractive yield and capital appreciation potential. The fund began operations on June 24, 2003.

Capitalization for the fund was provided by the Adviser as follows:

                Organization date                April 16, 2003
                Initial capitalization Date       June 11, 2003
                Amount of initial capitalization       $100,003
                Shares issued at capitalization           6,981
                Shares authorized                 1,000,000,000
                Public offering date              June 24, 2003

Security Valuation
Investments in securities that trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The fund normally obtains market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Option Writing
When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair

                          RMK HIGH INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)

value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage-and asset-backed securities are accounted for as interest income.

Other Policies
The fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method. Debt issue costs are amortized using the straight-line method over the life of the debt and are shown net of accumulated amortization of $182,850 at September 30, 2004.

Repurchase Agreements
The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The fund's investment adviser reviews the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and

                          RMK HIGH INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Payment to Related Parties

Morgan Asset Management, Inc. is the investment adviser for the fund. Morgan Keegan & Company, Inc. provides accounting and other administrative services to the fund. Investment advisory fees and accounting and administrative fees are based on a percentage of the fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. The fund is charged 0.65% for investment advisory services and 0.15% for accounting and administrative services.

For the period ended September 30, 2004, Morgan Keegan and Company, Inc. earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of securities.

Directors and officers of the fund who are "interested persons" as defined in the 1940 Act receive no salary or fees from the fund. Independent Directors receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board one attends. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Director is entitled to receive pension or retirement benefits from the fund.

The table below sets forth the compensation paid to the Directors by the fund during the period covered by this report.

                                           Aggregate Compensation From the
                                        Fund During the Six Month Period Ended
 Name                                             September 30, 2004

 Independent Directors
 William Jefferies Mann                                 $4,875
 James Stillman R. McFadden                             $4,375
 W. Randall Pittman                                     $4,125
 Mary S. Stone                                          $4,125
 Archie W. Willis III                                   $4,125
 James D. Witherington, Jr.*                            $2,000

 Directors Who Are "Interested Persons"
 J. Kenneth Alderman                                      None
 Allen B. Morgan, Jr.                                     None

* Effective July 1, 2004, James D. Witherington, Jr. resigned from the Board of Directors.

                          RMK HIGH INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)


Note 3: Investment Securities

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $155,455,341 and $120,448,771, respectively. As of September 30, 2004, the fund's unrealized appreciation and depreciation of investments were as follows.

                    Unrealized appreciation     $16,972,724
                    Unrealized depreciation      (8,352,870)
                                                -----------
                    Net unrealized appreciation   8,619,854
                                                -----------

Note 4: Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the period ended September 30, 2004 there were no realized losses of the fund reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until next year.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage- and asset-backed securities. For the period ended September 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

           Undistributed net investment income          $(1,300,744)
           Accumulated net realized gain on investments   1,300,744

                          RMK HIGH INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)


Note 5: Bank Loans

The fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. The fund has a collateralized $100,000,000 bank line of credit for this purpose, which matures in December of 2004. All of the fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2004, the outstanding balance on the line of credit was $100,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.75% per annum. Fees of 0.10% per annum are paid on the unused portion of the line of credit. The average balance during the period ended September 30, 2004 was $92,142,857 or $4.66 per share, based on average shares outstanding of 19,777,748. The average interest rate during the period ended September 30, 2004 was 2.208%. The maximum amount of borrowings outstanding at any month-end during the period was $100,000,000.

                          RMK HIGH INCOME FUND, INC.
                             Financial Highlights


                                                        For the        For the
                                                     Period Ended   Period Ended
                                                     September 30,    March 31,
                                                    2004 (unaudited)   2004(a)

Net Asset Value, Beginning of Period                  $  15.32       $  14.33(b)
  Net investment income                                   1.10           1.11
  Net gains on securities, realized and unrealized        0.13           1.09
                                                      --------       --------
Total From Investment Operations                          1.23           2.20
                                                      ========       ========
  Dividends from net investment income                   (0.83)         (1.01)
  Distributions from capital gains                           -          (0.17)
                                                      --------       --------
Total Distributions                                      (0.83)         (1.18)
                                                      ========       ========
Offering costs charged to paid-in capital                    -          (0.03)
                                                      --------       --------
Net Asset Value, End of Period                        $  15.72       $  15.32
                                                      ========       ========
Total Return, Net Asset Value(c)                          8.20%         15.50%
                                                      ========       ========

Common Share Price, End of Period                     $  17.30       $  16.67
Total Return, Market Value(c)                             9.43%         20.06%
Net Assets, End of Period (000's)                     $314,269       $299,772
Ratio of Expenses to Average Net Assets(d)                1.93%          1.11%
Ratio of Net Income to Average Net Assets(d)             14.38%         10.15%
Portfolio Turnover Rate                                     31%            76%
                                                      ========       ========
--------
(a)For the period from June 24, 2003 (commencement of operations) to March 31, 2004.
(b)Net of sales load of $0.675 on initial shares issued.
(c)Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the fund's reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(d)Ratio annualized for the periods less than one year.

                          RMK HIGH INCOME FUND, INC.
                        Board of Directors and Officers

The following tables set forth information concerning the directors and officers of the fund. All persons named as directors and officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan fund complex overseeing a total of fifteen portfolios. The Regions Morgan Keegan fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc. and RMK Advantage Income Fund, Inc.

An asterisk (*) indicates directors and/or officers who are interested persons of the fund as defined by the Investment Company Act of 1940. The Statement of Additional Information for the fund includes additional information about the fund's directors and is available upon request, without charge, by calling Morgan Keegan at 1-800-564-2188.

                    Information about the Fund's Directors

      Name, Age, Position,
      Length of Service       Principal Occupation During Past Five Years
      -----------------      ---------------------------------------------
      Allen B. Morgan, Jr.*, Mr. Morgan has been Chairman of Morgan
      Age 62, Director,      Keegan & Company, Inc. since 1969 and
      Since 2003             Executive Managing Director of Morgan
                             Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset
                             Management, Inc. and of Regions Financial
                             Corporation since 1993 and 2001,
                             respectively.

      J. Kenneth Alderman*,  Mr. Alderman has been President of Regions
      Age 52, Director,      Morgan Keegan Trust Company and Chief
      Since 2003             Executive Officer of Morgan Asset
                             Management, Inc. since 2002. He has been
                             Executive Vice President of Regions Financial
                             Corporation since 2000. He served Regions as
                             Senior Vice President and Capital
                             Management Group Director and investment adviser to the Regions Financial Corporation proprietary fund family from 1995 to 2000.
                             He is a Certified Public Accountant and a Chartered Financial Analyst.

                          RMK HIGH INCOME FUND, INC.
                        Board of Directors and Officers

                    Information about the Fund's Directors

    Name, Age, Position,
    Length of Service           Principal Occupation During Past Five Years
    -----------------           --------------------------------------------
    William Jefferies Mann,     Mr. Mann has been Chairman and President of
    Age 71, Director,           Mann Investments, Inc. (real estate
    Since 2003                  investments/private investing) since 1985.

    James Stillman R. McFadden, Mr. McFadden has been Chief Manager of
    Age 47, Director,           McFadden Communications, LLC
    Since 2003                  (commercial printing) since 2002 and
                                President and Director of 1703, Inc.
                                (restaurant management) since 1998. He also has served as a Director for several private companies since 1997.

    W. Randall Pittman,         Mr. Pittman has been Chief Financial Officer
    Age 51, Director,           of Emageon, Inc. (healthcare information
    Since 2003                  systems) since 2002. From 1999 to 2002, he
                                was Chief Financial Officer of BioCryst
                                Pharmaceuticals, Inc. (biotechnology). From
                                1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From
                                1995 to 1998, he served as Senior Vice
                                President - Finance of CaremarkRx
                                (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller. He is a Certified Public
                                Accountant, and was with the accounting firm of Ernst & Young, LLP from 1976 to 1983.

    Mary S. Stone,              Ms. Stone has held the Hugh Culverhouse
    Age 54, Director,           Endowed Chair of Accountancy at the
    Since 2003                  University of Alabama, Culverhouse School of
                                Accountancy since 1981. She is also a member of Financial Accounting Standards Advisory
                                Council, AICPA, Accounting Standards
                                Executive Committee and AACSB International
                                Accounting Accreditation Committee.

                          RMK HIGH INCOME FUND, INC.
                        Board of Directors and Officers

                    Information about the Fund's Directors

       Name, Age, Position,
       Length of Service     Principal Occupation During Past Five Years
       -----------------     --------------------------------------------
       Archie W. Willis III, Mr. Willis has been President of Community
       Age 47, Director,     Capital (financial advisory and real estate
       Since 2003            development consulting) since 1999 and Vice
                             President of Community Realty Company
                             (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan &
                             Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001.

The address of each Director is c/o RMK High Income Fund, Inc., Fifty North Front Street, 21/st/ Floor, Memphis, TN 38103.

                          RMK HIGH INCOME FUND, INC.
                        Board of Directors and Officers

                     Information about the Fund's Officers

     Name, Age, Position,
     Length of Service        Principal Occupation During Past Five Years
     -----------------       ----------------------------------------------
     Carter E. Anthony*,     From 2002 to present, Mr. Anthony has served
     Age 60, President,      as President and Chief Investment Officer of
     Since 2003              Morgan Asset Management, Inc. From 2000
                             to 2002, he served as Executive Vice President and Director of Capital Management Group,
                             Regions Financial Corporation. From 1989 to
                             2000, Mr. Anthony was Vice President-Trust
                             Investments, National Bank of Commerce.

     Thomas R. Gamble*,      Mr. Gamble has been an executive at Regions
     Age 61, Vice-President, Financial Corporation since 1981. He was a
     Since 2003              Corporate IRA Manager from 2000 to 2001 and a
                             Senior Vice President and Manager of Employee
                             Benefits at the Birmingham Trust Department of
                             Regions Bank from 1981 to 2000.

     Joseph C. Weller*,      Mr. Weller has been Executive Vice President
     Age 65, Treasurer,      and Chief Financial Officer of Morgan
     Since 2003              Keegan & Company, Inc. since 1969,
                             Treasurer and Secretary of Morgan Keegan &
                             Company, Inc. since 1969 and Executive
                             Managing Director of Morgan Keegan &
                             Company, Inc. since 1969. He also has served as a Director of Morgan Asset Management,
                             Inc. since 1993.

     Charles D. Maxwell*,    Mr. Maxwell has been a Managing Director of
     Age 50, Secretary and   Morgan Keegan & Company, Inc. since 1998 and
     Assistant Treasurer,    Assistant Treasurer and Assistant Secretary of
     Since 2003              Morgan Keegan & Company, Inc. since 1994. He
                             has been Secretary and Treasurer of Morgan
                             Asset Management, Inc. since 1993. He was
                             Senior Vice President of Morgan Keegan &
                             Company, Inc. from 1995 to 1997. Mr. Maxwell was also with the accounting firm of Ernst &
                             Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

                          RMK HIGH INCOME FUND, INC.
                        Board of Directors and Officers

                     Information about the Fund's Officers

  Name, Age, Position,
  Length of Service             Principal Occupation During Past Five Years
  -----------------            ----------------------------------------------

  J. Thompson Weller*,         Mr. Weller has been a Managing Director and
  Age 39, Assistant Secretary, Controller of Morgan Keegan & Company,
  Since 2003                   Inc. since October 2001. He was Senior Vice
                               President and Controller of Morgan Keegan &
                               Company, Inc. from October 1998 to October
                               2001, Controller and First Vice President from
                               February 1997 to October 1998, Controller and Vice President from 1995 to February
                               1997 and Assistant Controller from 1992 to
                               1995.

  David M. George*,            Mr. George has been the Chief Compliance
  Age 52, Chief                Officer of Morgan Asset Management, Inc.
  Compliance Officer,          and a Senior Vice President of Morgan
  Since 2004                   Keegan & Company, Inc. since August 2004.
                               He was an Assistant Director of Compliance and Senior Vice President of Morgan Keegan
                               & Company, Inc. from April 2002 to August
                               2004. He was a Branch Manager and First
                               Vice President of Morgan Keegan &
                               Company, Inc. from April 2001 to April 2002.
                               He was a Branch Administrative Officer of the Private Client Group and First Vice President of Morgan Keegan & Company, Inc. from
                               July 1999 to April 2001. He was a
                               Compliance Administrator and Vice President of Morgan Keegan & Company, Inc. from
                               August 1995 to July 1999.

Officers of the fund are elected and appointed by the Board of Directors and hold office until they resign, are removed, or are otherwise disqualified to serve.

Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Maxwell, Weller, Weller, and George is Fifty North Front Street, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20/th/ Street, 15/th/ Floor, Birmingham, Alabama 35203.

                          RMK HIGH INCOME FUND, INC.

Dividend Reinvestment Plan

The fund offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by EquiServe Trust Company, N.A. and EquiServe, Inc. (together, the "Plan Agent"). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works
After the fund declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

  . If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

  . If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of

                          RMK HIGH INCOME FUND, INC.

     purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan
The Plan Agent's fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications
The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw
Participants may withdraw from the Plan by calling the Plan Agent at 1-800-426-5523, writing to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

                          RMK HIGH INCOME FUND, INC.

Privacy Notice

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions your conduct with us, our affiliates, or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

Proxy Voting Policies and Procedures and Record of Voting Activity

The fund votes proxies related to the portfolio's securities according to a set of policies and procedures approved by the fund's board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund during the most recent twelve month period ended June 30 by visiting Regions' website at www.regions.com.

* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., RMK Advantage Income Fund, Inc., Regions Morgan Keegan Trust, Rebsamen Insurance, and other Regions affiliates.

                      REGIONS MORGAN KEEGAN FUND COMPLEX

Morgan Asset Management, Inc. serves as investment adviser to Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., and RMK Advantage Income Fund, Inc. Morgan Keegan Select Fund, Inc. and Regions Morgan Keegan Select Funds are registered diversified, open-end investment companies. RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc. and RMK Advantage Income Fund, Inc. are NYSE-listed, diversified, closed-end investment companies that seek a high level of current income with capital appreciation as a secondary investment objective. With locations throughout the South, Morgan Asset Management, Inc. manages more than $13 billion for institutions and high net worth individuals.

Regions Morgan Keegan Select Family of Funds

..   Equity Funds
    Regions Morgan Keegan Select Mid Cap Growth Fund
    Regions Morgan Keegan Select Growth Fund
    Regions Morgan Keegan Select Mid Cap Value Fund
    Regions Morgan Keegan Select Value Fund

..   Balanced Fund
    Regions Morgan Keegan Select Balanced Fund

..   Bond Funds
    Regions Morgan Keegan Select Limited Maturity Government Fund
    Regions Morgan Keegan Select Fixed Income Fund
    Regions Morgan Keegan Select Intermediate Bond Fund/*/
    Regions Morgan Keegan Select High Income Fund/*/

..   Tax-Exempt Bond Fund
    Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

..   Money Market Funds
    Regions Morgan Keegan Select Treasury Money Market Fund
    Regions Morgan Keegan Select Government Money Market Fund

Regions Morgan Keegan Closed-End Funds

..   RMK High Income Fund, Inc. (NYSE: RMH)/*/

..   RMK Strategic Income Fund, Inc. (NYSE: RSF)/*/

..   RMK Advantage Income Fund, Inc. (NYSE: RMA)/*/

* Bond funds managed by James C. Kelsoe, Jr., CFA

                          RMK HIGH INCOME FUND, INC.

      Investment Adviser                Administrator
      Morgan Asset Management, Inc.     Morgan Keegan & Company, Inc.
      417 North 20th Street, 15th Floor Morgan Keegan Tower
      Birmingham, AL 35203              50 North Front Street
                                        Memphis, TN 38103

      Custodian                         Legal Counsel
      State Street Bank & Trust Company Kirkpatrick & Lockhart LLP
      108 Myrtle Street                 1800 Massachusetts Avenue, N.W.
      Quincy, MA 02171                  Washington, D.C. 20036

      Transfer Agent                    Independent Auditors
      EquiServe                         PricewaterhouseCoopers LLP
      P. O. Box 43010                   Morgan Keegan Tower
      Providence, RI 02940-3011         50 North Front Street, Suite 1000
                                        Memphis, TN 38103

This semi-annual report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Statements and other information contained in this semi-annual report are as dated and are subject to change.

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of RMK High Income Fund, Inc. (the "Fund") has determined that James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its audit committee. Messrs. McFadden and Pittman and Ms. Stone are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not applicable.  See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund's Board of Directors has delegated to the Fund's investment adviser, Morgan Asset Management, Inc. (the "Adviser), the responsibility to vote proxies related to the securities held in the fund's portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No reportable purchases for the period covered by this report.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Shareholders submitting recommendations for Independent Directors should forward them to Charles D. Maxwell, Secretary of the Fund, and provide at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Prospective candidates that appear likely to be able to fill a significant need of the Board will be contacted by a member of the Board's Independent Directors Committee (the "Committee") by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged, and, if the member(s), based on the results of these contacts, believes it has identified a viable candidate, it will air the matter with the full Committee for its input.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

         (b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a) Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

         (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)      RMK High Income Fund, Inc.
      -------------------------------------------------------------

By (Signature and Title)     /s/ Carter E. Anthony
                        -------------------------------------------
                          Carter E. Anthony, President

Date  December 2, 2004
    ---------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ Carter E. Anthony
                        -------------------------------------------
                          Carter E. Anthony, President

Date  December 2, 2004
    ---------------------------------------------------------------

By (Signature and Title)     /s/ Joseph C. Weller
                        -------------------------------------------
                          Joseph C. Weller, Treasurer

Date  December 2, 2004
    ---------------------------------------------------------------